ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Common Stock, Shares Authorized		100,000,000		100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized		1,000,000		1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Ensysce Biosciences, Inc [Member]
Common Stock, Shares Authorized	150,000,000			150,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized	1,500,000					1,500,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001
Equity Method Investment, Ownership Percentage					79.20%
Ensysce Biosciences, Inc [Member] | Former Ensysce [Member]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Debt Instrument, Convertible, Conversion Price			$ 0.06585
Equity Method Investment, Ownership Percentage			71.80%
Ensysce Biosciences, Inc [Member] | Covistat [Member]
Common Stock, Shares Authorized					1,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001
Preferred Stock, Shares Authorized					100,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member]
Noncontrolling interest, ownership percentage by parent					79.20%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					19.80%
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member] | Unrelated Party [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.00%
Ensysce Biosciences, Inc [Member] | Covistat [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					19.80%
Ensysce Biosciences, Inc [Member] | Covistat [Member] | Unrelated Party [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.00%
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member]
Common Stock, Shares Authorized					1,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001
Preferred Stock, Shares Authorized					100,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001